The E-Valuator Growth (70%-85%) RMS Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2023 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 53.4%
	AGGREGATE BOND — 1.2%
17,629	AB High Yield ETF	$643,429
115,955	iShares Yield Optimized Bond ETF	2,600,801
		3,244,230
	BROAD BASED — 0.7%
81,242	Invesco DB Commodity Index Tracking Fund*	1,790,574
	BROAD MARKET — 4.4%
82,446	Schwab Fundamental U.S. Broad Market Index ETF	5,037,451
50,952	Vanguard U.S. Quality Factor ETF	6,443,889
		11,481,340
	CONSUMER STAPLES — 3.2%
109,165	Invesco S&P SmallCap Consumer Staples ETF	4,192,831
22,108	Vanguard Consumer Staples ETF	4,221,744
		8,414,575
	CONVERTIBLE — 0.0%
655	iShares Convertible Bond ETF	51,476
	CORPORATE — 8.1%
128,620	Franklin Senior Loan ETF	3,124,180
21,465	iShares 0-5 Year High Yield Corporate Bond ETF	906,252
20,160	iShares Investment Grade Bond Factor ETF	912,139
155,670	Principal Active High Yield ETF	2,935,936
27,765	SPDR Portfolio Intermediate Term Corporate Bond ETF	911,525
246,744	VanEck IG Floating Rate ETF	6,205,612
38,971	Vanguard Long-Term Corporate Bond ETF	3,123,526
65,955	Xtrackers Short Duration High Yield Bond ETF	2,926,311
		21,045,481
	EMERGING MARKETS — 2.5%
96,173	Columbia EM Core ex-China ETF	2,911,157
23,624	Schwab Fundamental Emerging Markets Large Co. Index ETF	641,155
90,158	SPDR S&P Emerging Markets Dividend ETF	2,931,938
		6,484,250
	GLOBAL — 1.6%
35,114	SPDR Global Dow ETF	4,179,005
	GOVERNMENT — 1.2%
32,342	iShares 7-10 Year Treasury Bond ETF	3,117,445
	INTERNATIONAL — 4.3%
58,120	iShares Currency Hedged MSCI EAFE Small-Cap ETF	1,703,056
57,039	Schwab Fundamental International Large Co. Index ETF	1,923,925

The E-Valuator Growth (70%-85%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2023 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	INTERNATIONAL (Continued)
75,637	SPDR Portfolio Developed World ex-US ETF	$2,572,414
49,510	Vanguard FTSE Developed Markets ETF	2,371,529
71,491	WisdomTree Global ex-US Quality Dividend Growth Fund	2,644,452
		11,215,376
	LARGE-CAP — 10.2%
12,483	Invesco QQQ Trust Series 1	5,112,038
86,506	Schwab Fundamental U.S. Large Co. Index ETF	5,358,182
65,287	Schwab U.S. Large-Cap Growth ETF	5,416,210
108,675	SPDR Portfolio S&P 500 Value ETF	5,067,515
32,951	Vanguard Mega Cap ETF	5,577,945
		26,531,890
	MID-CAP — 9.6%
30,357	Invesco S&P MidCap 400 Pure Value ETF	3,534,465
51,823	Invesco S&P Midcap 400 Revenue ETF	5,442,970
60,931	Invesco S&P MidCap Momentum ETF	5,472,213
97,237	JPMorgan Market Expansion Enhanced Equity ETF	5,222,599
24,633	Vanguard Mid-Cap Growth ETF	5,408,668
		25,080,915
	PRECIOUS METALS — 2.4%
146,923	abrdn Physical Silver Shares ETF*	3,345,437
73,795	iShares Gold Trust*	2,880,219
		6,225,656
	SMALL-CAP — 3.3%
86,616	Dimensional U.S. Small Cap ETF	5,164,046
61,291	Invesco S&P SmallCap Momentum ETF	3,472,497
		8,636,543
	THEMATIC — 0.7%
56,933	Global X U.S. Infrastructure Development ETF	1,961,911
	Total Exchange-Traded Funds
	(Cost $129,770,137)	139,460,667
	MUTUAL FUNDS — 42.6%
	AGGREGATE BOND — 4.3%
302,097	Allspring Core Plus Bond Fund - Class R6	3,434,843
417,229	DFA Diversified Fixed Income Portfolio - Class Institutional	3,825,992
219,868	Vanguard Core Bond Fund - Admiral Shares	4,001,591
		11,262,426
	BLEND BROAD MARKET — 2.5%
180,681	DFA U.S. Core Equity 1 Portfolio - Class Institutional	6,515,358

The E-Valuator Growth (70%-85%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2023 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	BLEND LARGE CAP — 4.5%
205,036	DFA U.S. Large Co. Portfolio - Class Institutional	$6,483,239
73,638	Schwab S&P 500 Index Fund - Class Select	5,382,950
		11,866,189
	BLEND MID CAP — 2.6%
201,208	Vanguard Strategic Equity Fund - Class Investor	6,913,508
	EMERGING MARKET STOCK — 0.7%
25,870	New World Fund, Inc. - Class F-3	1,940,257
	EMERGING MARKETS BOND — 4.2%
530,669	TIAA-CREF Emerging Markets Debt Fund - Class Institutional	4,431,090
283,402	Vanguard Emerging Markets Bond Fund - Class Admiral	6,566,415
		10,997,505
	FOREIGN AGGREGATE BOND — 2.5%
590,707	Dodge & Cox Global Bond Fund - Class I	6,462,331
	FOREIGN BLEND — 5.2%
88,470	DFA International Small Co. Portfolio - Class Institutional	1,708,367
386,920	Dimensional Global Equity Portfolio - Class Institutional	11,789,446
		13,497,813
	FOREIGN VALUE — 3.6%
92,228	American Beacon EAM International Small Cap Fund - Class R5	1,545,744
74,684	DFA International Small Cap Value Portfolio - Class Institutional	1,585,534
94,351	DFA International Value Portfolio - Class Institutional	1,887,972
285,708	Dodge & Cox Global Stock Fund - Class I	4,262,759
		9,282,009
	GENERAL CORPORATE BOND — 1.2%
329,515	T Rowe Price Institutional Floating Rate Fund - Class Institutional	3,117,209
	GROWTH BROAD MARKET — 2.5%
118,499	New Perspective Fund - Class R-6	6,627,647
	GROWTH LARGE CAP — 2.1%
104,434	TIAA-CREF Large-Cap Growth Index Fund - Class Institutional	5,413,870
	GROWTH SMALL CAP — 1.3%
32,494	Vanguard Explorer Fund - Class Admiral	3,354,335
	VALUE LARGE CAP — 2.1%
76,236	Vanguard Windsor Fund - Class Admiral	5,521,740

The E-Valuator Growth (70%-85%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2023 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	VALUE MID CAP — 3.3%
108,399	DFA U.S. Targeted Value Portfolio - Class Institutional	$3,456,848
175,515	Vanguard Selected Value Fund - Class Investor	5,072,397
		8,529,245
	Total Mutual Funds
	(Cost $104,257,207)	111,301,442
	MONEY MARKET FUNDS — 4.0%
8,871,699	Gabelli U.S. Treasury Money Market Fund - Class AAA, 5.27%[1]	8,871,699
1,541,837	Goldman Sachs Financial Square Government Fund - Institutional Class, 5.17%[1]	1,541,837
	Money Market Funds
	(Cost $10,413,536)	10,413,536
	TOTAL INVESTMENTS — 100.0%
	(Cost $244,440,880)	261,175,645
	Other Assets in Excess of Liabilities — 0.0%	117,003
	TOTAL NET ASSETS — 100.0%	$261,292,648

*Non-income producing security.
[1]Effective 7 day yield as of December 31, 2023.